ACQUISITION OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Disclosure of net cash outflows arising on acquisition
	TSM	TMM	Total
Net cash outflows arising on acquisition of	2023	2023	2023
	US$’000	US$’000	US$’000

Cash consideration	(760)	(1,487)	(2,247)
Less: cash and bank balances including restricted cash	1,733	2,562	4,295
Net cash received from acquisition of subsidiaries	973	1,075	2,048

TSS And TMM [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination
The amounts recognised in respect of the identifiable assets acquired and liabilities assumed at the date of acquisition are set out below:

	TSM	TMM	Total
	2023	2023	2023
	US$’000	US$’000	US$’000

Cash and bank balances including restricted cash	1,733	2,562	4,295
Trade receivables	72	362	434
Other receivables and prepayments	371	184	555
Due from related parties	-	2	2
Ships, property, plant and equipment	128	58	186
Right-of-use assets	80	-	80
Tax recoverable	67	-	67
Intangible assets	3,018	2,142	5,160
Trade and other payables	(2,268)	(880)	(3,148)
Deferred tax liabilities	(477)	(364)	(841)
Due to related parties	(233)	-	(233)
Lease liabilities	(80)	-	(80)
Income tax payable	-	(2,143)	(2,143)
Fair value of net identifiable assets acquired	2,411	1,923	4,334
Goodwill arising on acquisition (a)	3,454	4,470	7,924
Total consideration	5,865	6,393	12,258

Satisfied by:
Cash	760	1,487	2,247
Equity instruments (b)	975	975	1,950
Earn-out consideration (c)	4,130	3,931	8,061
	5,865	6,393	12,258

(a)
The goodwill arising from the acquisition reflects the expected synergies from combining operations of the acquiree and acquirer as well as intangible assets that do not qualify for separate recognition. None of the goodwill is expected to be deductible for tax purposes.

(b)
 The fair value of the 106,791 ordinary shares issued to sellers of acquiree as part of the purchase consideration was US$975,000 for TSM and TMM each. This was determined based on the share price on the date of acquisition.

(c)
The earn-out consideration is payable in shares of the Company on the first and second anniversary from acquisition completion date. The Company has an option to substitute the shares for cash. The value payable is dependent on the number of vessels under TSM and TMM’s management with a maximum of US$3,900,000. The earn-out becomes immediately payable with a 20% premium in the event of change in buyer control following which the Company’s shares will no longer be listed on the NASDAQ or the JSE. The amount payable including the 20% premium can range from US$Nil to a maximum of US$5,004,000 and US$4,277,000 for TSM and TMM respectively. The fair value was determined by applying the scenario-based method which involves the use of multiple outcomes with probability-weighing the earn-out consideration payable under each outcome.